Share-Based Compensation - Summary Of Fair Value Of Stock Options Granted Under the Plan (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Expected annual dividend yield | $	$ 0	$ 0
Expected life of stock options | yr	4
Bottom of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate	0.40%	0.60%
Expected stock price volatility	67.00%	64.90%
Expected life of stock options | yr	5	5
Forfeiture rate	7.50%	5.00%
Fair value at grant date	$ 4.47	$ 1.84
Stock price at grant date	6.62	2.99
Exercise price range	$ 6.62	$ 2.99
Top of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate	1.20%	1.80%
Expected stock price volatility	82.20%	81.00%
Expected life of stock options | yr	7	7
Forfeiture rate	24.90%	15.00%
Fair value at grant date	$ 8.78	$ 6.33
Stock price at grant date	13.10	9.86
Exercise price range	$ 13.10	$ 9.86